Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

23. Commitments and contingencies

Short-term lease commitments

The Group has leased office premises under non-cancellable short-term operating lease agreements. Future aggregate minimum lease payments under non-cancellable short-term operating leases agreements are as follows:

As of
December 31,
2021
RMB
Within one year	4,399
Total	4,399

Capital and other commitments

The Group did not have significant capital and other commitments as of December 31, 2020 and 2021.

Contingencies

The Company and certain of its officers and directors have been named as defendants in a putative securities class action filed on October 25, 2018 in the United States District Court for the Southern District of New York. The action was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their purchase of the Company’s ADSs pursuant to the Company’s IPO. The plaintiffs alleged that the Company made misstatements and omissions in connection with its IPO in violation of the Securities Act of 1933. On January 10, 2019, the court entered an order appointing lead plaintiffs of this case, and on March 28, 2019, a consolidated amended complaint was filed. On September 27, 2020, the court denied the defendants’ motion to dismiss. On November 15, 2021, the parties reached a stipulation to settle the action for the amount of US$7.5 million, among other conditions. On December 30, 2021, the Court issued an order granting preliminary approval of the parties’ proposed settlement, the cost of which will be borne in substantial part by the Company’s directors and officers liability insurance. The settlement is pending the Court’s final approval. The hearing for the Court’s final approval for the settlement is currently set on late spring 2022.There is no guarantee that the Court will grant final approval of the settlement. If the settlement fails and the litigation continues, the Group is unable to estimate the possible loss or possible range of loss, if any, associated with the resolution of this lawsuit.

The Company and certain of its officers have been named as defendants in another putative securities class action filed on February 17, 2021 in the United States District Court for the Southern District of New York. The plaintiffs alleged that certain of the Company’s disclosures since the first quarter of 2018 contained material misstatements and omissions in violation of the Securities Exchange Act of 1934. On July 20, 2021, Plaintiffs filed an amended class action complaint. On September 3, 2021, the Group filed a motion to dismiss. Briefing on the motion was completed in November 2021. The Court’s decision on the motion is pending. The action otherwise remains in its preliminary stage and the Group is currently unable to predict the timing, outcome or consequences of this class action. The Group intend to defend against this action vigorously.

In addition, from time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. For these legal proceedings, the Group is currently unable to estimate the possible loss or a possible range of loss, if any, but the Group believes that the likelihood for such legal proceedings individually and in the aggregate, when finally resolved, to cause a material impact on the Group’s financial position, result of operations and cash flows to be remote.